T. ROWE PRICE Retirement Income 2020 Fund
March 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
12/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
3/31/26
(Cost and value in $000s)
BOND FUNDS 48.5%
T. Rowe Price Funds:
New Income Fund  28,254 2,442 1,397 3,651,603 28,994
Limited Duration Inflation Focused
Bond Fund  23,112 2,156 1,186 5,187,953 24,279
International Bond Fund (USD
Hedged)  10,391 946 529 1,265,409 10,680
Dynamic Global Bond Fund  6,294 550 315 865,328 6,360
Emerging Markets Bond Fund  5,532 546 285 589,495 5,671
U.S. Treasury Long-Term Index
Fund  4,870 128 366 656,127 4,652
High Yield Fund  4,639 161 226 762,836 4,501
Dynamic Credit Fund  2,413 140 126 276,237 2,403
Floating Rate Fund  1,534 55 76 163,678 1,483
Total Bond Funds (Cost $93,595) 89,023
EQUITY FUNDS 50.2%
T. Rowe Price Funds:
Value Fund  13,824 297 641 281,962 14,092
Growth Stock Fund  13,619 1,493 668 131,835 12,909
Hedged Equity Fund  9,758 164 493 719,319 9,186
Equity Index 500 Fund  8,451 1,110 1,190 47,311 8,014
U.S. Large-Cap Core Fund  8,252 236 730 177,447 7,476
International Value Equity Fund  8,257 129 1,017 299,575 7,241
Overseas Stock Fund  6,878 170 395 409,779 6,626
Real Assets Fund  6,182 103 647 313,814 6,019
International Stock Fund  5,857 173 255 276,318 5,606
Emerging Markets Discovery Stock
Fund  2,777 45 109 150,559 2,820
Mid-Cap Value Fund  2,892 45 352 80,418 2,688
Mid-Cap Growth Fund  2,772 45 142 27,205 2,571
Emerging Markets Stock Fund  2,635 40 227 55,101 2,498
Small-Cap Value Fund  1,573 28 70 29,768 1,591
New Horizons Fund (3) 1,492 159 77 29,220 1,553
Small-Cap Stock Fund  1,059 418 187 22,106 1,290
Total Equity Funds (Cost $67,034) 92,180

T. ROWE PRICE Retirement Income 2020 Fund

$ Value
12/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
3/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds  1.3%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (4) 6,210 2,129 6,035 2,303,849 2,304
Total Short-Term Investments (Cost $2,304) 2,304
Total Investments in Securities 100.0%
(Cost $162,933) $ 183,507
Other Assets Less Liabilities (0.0)% (84)
Net Assets 100.0% $ 183,423
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$463 and $480, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Income 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ (24) $ 43
Dynamic Global Bond Fund  (11) (169) 15
Emerging Markets Bond Fund  (15) (122) 90
Emerging Markets Discovery Stock Fund  8 107 —
Emerging Markets Stock Fund  29 50 —
Equity Index 500 Fund  13 (357) 22
Floating Rate Fund  (1) (30) 27
Growth Stock Fund  (27) (1,535) —
Hedged Equity Fund  (1) (243) —
High Yield Fund  (10) (73) 82
International Bond Fund (USD Hedged)  (24) (128) 99
International Stock Fund  13 (169) —
International Value Equity Fund  384 (128) —
Limited Duration Inflation Focused Bond Fund  (98) 197 100
Mid-Cap Growth Fund  1 (104) —
Mid-Cap Value Fund  16 103 —
New Horizons Fund  1 (21) —
New Income Fund  (62) (305) 332
Overseas Stock Fund  23 (27) —
Real Assets Fund  208 381 —
Small-Cap Stock Fund  11 — —
Small-Cap Value Fund  2 60 —
U.S. Large-Cap Core Fund  84 (282) —
U.S. Treasury Long-Term Index Fund  (84) 20 49
Value Fund  10 612 —
U.S. Treasury Money Fund, 3.74% — — 47
Affiliates not held at period end — — 1
Totals $ 469# $ (2,187) $ 907+

T. ROWE PRICE Retirement Income 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $2 of the net realized gain (loss).
+ Investment income comprised $907 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Income 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Retirement Income
2020 Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Income 2020 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On March 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1083-054Q1 03/26